Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenues	$ 620,000	$ 2,450,000
Operating expenses:
Selling expenses	333,500	207,238
General and administrative expenses	2,265,612	2,241,626
(Reversal of provision) provision against accounts receivable due from a related party	(19,103)	762,000
Total operating expenses	2,580,009	3,210,864
Loss from operations	(1,960,009)	(760,864)
Other income (expenses):
Interest income, net	26	1,874
Other (expenses) income, net	(846,871)	314,518
Provision against due from buyers of LGC		(2,654,767)
(Loss) gain from investment in trading securities	(381,370)	192,102
Gain from disposal of subsidiaries and VIE		56,038
Total other expense, net	(1,228,215)	(2,090,235)
Loss before income taxes	(3,188,224)	(2,851,099)
Income tax provision	(3,300)	(31,200)
Net loss and comprehensive loss	$ (3,191,524)	$ (2,882,299)
Loss Per share – basic (in Dollars per share)	$ (0.31)	$ (0.3)
Loss Per share – diluted (in Dollars per share)	$ (0.31)	$ (0.3)
Basic (in Shares)	10,247,476	9,627,452
Diluted (in Shares)	10,247,476	9,627,452
Third Parties
Revenues	$ 420,000	$ 1,150,000
Related Party
Revenues	200,000	1,300,000
Operating expenses:
(Reversal of provision) provision against accounts receivable due from a related party	$ (19,103)	$ 762,000